Goldman Sachs Investment Grade Credit Fund Annual Fund Operating Expenses - Class A Inst Inv Separate Account Inst R6 Shares [Member] - Goldman Sachs Investment Grade Credit Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.71%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.38%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.46%
Separate Account Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.37%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.37%

[1]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2026, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.